EQUITY (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated other comprehensive loss, net of tax, by component
Balance at the beginning of the period	$ (1,000)	$ (45,784)
Other comprehensive income before reclassifications	(31,272)	39,000
Amounts reclassified from accumulated other comprehensive income	632	5,784
Net current period other comprehensive income	(30,640)	44,784	$ (7,951)
Balance at the end of the period	(31,640)	(1,000)	(45,784)
Pension and Post-Retirement Obligations
Accumulated other comprehensive loss, net of tax, by component
Balance at the beginning of the period	643	(40,581)
Other comprehensive income before reclassifications	(31,191)	39,381
Amounts reclassified from accumulated other comprehensive income	(637)	1,843
Net current period other comprehensive income	(31,828)	41,224
Balance at the end of the period	(31,185)	643	(40,581)
Loss on cash flow hedges
Accumulated other comprehensive loss, net of tax, by component
Balance at the beginning of the period	(1,643)	(5,203)
Other comprehensive income before reclassifications	(81)	(381)
Amounts reclassified from accumulated other comprehensive income	1,269	3,941
Net current period other comprehensive income	1,188	3,560
Balance at the end of the period	$ (455)	$ (1,643)	$ (5,203)